Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Shareholders' Equity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 90,941,149
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3,200	22,025	717,257
Share-based compensation	802,725	1,538,802	4,519,671
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Acquisition of noncontrolling interest of CFO Securities Consulting			(383,126)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	79,965,183	90,941,149
Common Stock [Member] | Parent Company [Member]
Balance (in Shares)	110,935,383	110,887,883	110,250,163
Balance	14,325	14,319	14,237
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3	6	82
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Balance	14,328	14,325	14,319
Common Stock [Member]
Balance (in Shares)	110,935,383	110,887,883	110,250,163
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3	6	82
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Additional Paid-in Capital [Member] | Parent Company [Member]
Balance	80,446,578	78,974,697	74,130,609
Exercise of share options by employees	3,197	22,019	717,175
Share-based compensation	207,677	945,868	4,420,572
Equity pick up from compensation of a subsidiary	505,791	503,994	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Balance	81,163,243	80,446,578	78,974,697
Additional Paid-in Capital [Member]
Exercise of share options by employees	3,197	22,019	717,175
Share-based compensation	713,469	1,449,862	4,504,806
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Accumulated Other Comprehensive Income (Loss) [Member] | Parent Company [Member]
Balance	10,927,248	8,030,982	6,342,765
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Balance	11,089,820	10,927,248	8,030,982
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Retained Earnings [Member] | Parent Company [Member]
Balance	(447,002)	18,879,907	16,919,785
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	(12,302,209)	(447,002)	18,879,907
Parent Company [Member]
Balance	90,941,149	105,899,905	97,407,396
Exercise of share options by employees	3,200	22,025	717,257
Share-based compensation	207,677	945,868	4,420,572
Equity pick up from compensation of a subsidiary	505,791	503,994	84,234
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	$ 79,965,182	$ 90,941,149	$ 105,899,905